UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06161

Allianz Funds

(Exact name of registrant as specified in charter)

1633 Broadway, New York, NY 10019

(Address of principal executive offices) (Zip code)

Lawrence G. Altadonna

1633 Broadway, New York, NY 10019

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-739-3371

Date of fiscal year end: December 31, 2014

Date of reporting period: March 31, 2014

Item 1. Schedule of Investments.

AllianzGI Money Market Fund (the “Fund”), a fund of the Allianz Funds trust, invests as part of a master-feeder structure. The Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Money Market Portfolio (the “Master Portfolio”), a portfolio of the State Street Master Funds trust. The value of the Fund’s investment in the Master Portfolio reflects its proportionate interest in the net assets of the Master Portfolio. At March 31, 2014, the Fund owned less than 1% of the Master Portfolio. The portfolio of investments for the Master Portfolio follows.

State Street Money Market Portfolio

Portfolio of Investments

March 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
ASSET BACKED COMMERCIAL PAPER – 4.4%
Aspen Funding Corp.(a)(b)	0.220%	04/22/2014	04/22/2014	$125,000,000	$124,983,958
Cancara Asset Securitisation LLC(a)(c)	0.170%	05/07/2014	05/07/2014	200,000,000	199,966,000
Collateralized Commercial Paper Co. LLC(a)(c)	0.244%	04/17/2014	04/17/2014	100,000,000	99,989,333
Collateralized Commercial Paper Co. LLC(a)(c)	0.244%	06/05/2014	06/05/2014	50,000,000	49,978,333
Collateralized Commercial Paper Co. LLC(a)	0.240%	06/06/2014	06/06/2014	415,000,000	414,817,400
Gemini Securitization Corp. LLC(a)(b)	0.220%	04/22/2014	04/22/2014	125,000,000	124,983,958
Gemini Securitization Corp. LLC(a)(b)	0.211%	04/28/2014	04/28/2014	125,000,000	124,979,375
Kells Funding LLC(a)(c)	0.250%	04/01/2014	04/01/2014	50,000,000	50,000,000
Kells Funding LLC(a)(c)	0.210%	04/11/2014	04/11/2014	75,000,000	74,995,625
Kells Funding LLC(a)(c)	0.240%	04/14/2014	04/14/2014	100,000,000	99,991,333
Kells Funding LLC(a)(c)	0.240%	04/16/2014	04/16/2014	50,000,000	49,995,000
Newport Funding Corp.(a)(b)	0.220%	04/22/2014	04/22/2014	25,000,000	24,996,792
Northern Pines Funding LLC(a)(c)	0.270%	06/30/2014	06/30/2014	150,000,000	149,898,750
Northern Pines Funding LLC(a)(c)	0.270%	07/25/2014	07/25/2014	75,000,000	74,935,313
Ridgefield Funding Co.(a)(c)	0.260%	06/02/2014	06/02/2014	120,000,000	119,946,267

TOTAL ASSET BACKED COMMERCIAL PAPER					1,784,457,437

FINANCIAL COMPANY COMMERCIAL PAPER – 15.3%
BNP Paribas(a)	0.220%	06/10/2014	06/10/2014	500,000,000	499,786,111
Caisse des Depots et Consignations(a)(c)	0.230%	04/22/2014	04/22/2014	240,000,000	239,967,800
Caisse des Depots et Consignations(a)(c)	0.180%	05/02/2014	05/02/2014	200,000,000	199,969,000
Caisse des Depots et Consignations(a)(c)	0.175%	05/05/2014	05/05/2014	125,000,000	124,979,340
Caisse des Depots et Consignations(a)(c)	0.175%	05/09/2014	05/09/2014	500,000,000	499,907,639
Caisse des Depots et Consignations(a)(c)	0.175%	05/13/2014	05/13/2014	85,000,000	84,982,646
Caisse des Depots et Consignations(a)(c)	0.180%	05/23/2014	05/23/2014	300,000,000	299,922,000
Caisse des Depots et Consignations(a)(c)	0.175%	05/27/2014	05/27/2014	45,000,000	44,987,750
Caisse des Depots et Consignations(a)(c)	0.180%	05/29/2014	05/29/2014	25,000,000	24,992,750
Caisse des Depots et Consignations(a)(c)	0.180%	05/30/2014	05/30/2014	50,000,000	49,985,250
Commonwealth Bank of Australia(b)(d)	0.272%	04/11/2014	07/03/2014	270,000,000	270,000,000
DnB Bank ASA(a)(b)	0.193%	05/16/2014	05/16/2014	350,000,000	349,916,875
DnB Bank ASA(a)(b)	0.180%	05/21/2014	05/21/2014	250,000,000	249,937,500
DnB Bank ASA(a)(b)	0.195%	07/11/2014	07/11/2014	110,000,000	109,939,821
DnB Bank ASA(a)(b)	0.215%	08/15/2014	08/15/2014	300,000,000	299,756,333
DnB Bank ASA(a)(b)	0.215%	08/18/2014	08/18/2014	150,000,000	149,875,479
General Electric Capital Corp.(a)	0.223%	04/14/2014	04/14/2014	105,000,000	104,991,658
General Electric Capital Corp.(a)	0.210%	08/05/2014	08/05/2014	48,000,000	47,964,720
JP Morgan Securities LLC(b)(d)	0.327%	04/07/2014	02/06/2015	350,000,000	350,000,000
Nordea Bank AB(a)(b)	0.233%	04/17/2014	04/17/2014	178,000,000	177,981,804

State Street Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Nordea Bank AB(a)(b)	0.200%	08/20/2014	08/20/2014	$300,000,000	$299,765,000
Nordea Bank AB(a)(b)	0.195%	08/22/2014	08/22/2014	100,000,000	99,922,542
Sumitomo Mitsui Banking Corp.(a)(b)	0.223%	04/25/2014	04/25/2014	300,000,000	299,956,000
Sumitomo Mitsui Banking Corp.(a)(b)	0.220%	05/19/2014	05/19/2014	400,000,000	399,882,667
Sumitomo Mitsui Banking Corp.(a)(b)	0.220%	05/21/2014	05/21/2014	100,000,000	99,969,445
Swedbank AB(a)	0.230%	07/02/2014	07/02/2014	200,000,000	199,882,445
Westpac Banking Corp.(b)(d)	0.225%	04/16/2014	01/16/2015	409,500,000	409,500,000
Westpac Banking Corp.(b)(d)	0.225%	04/04/2014	03/04/2015	250,000,000	249,991,504

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					6,238,714,079

CERTIFICATES OF DEPOSIT – 46.2%
Bank of Montreal(a)	0.170%	04/21/2014	04/21/2014	600,000,000	600,000,000
Bank of Montreal(a)	0.170%	05/08/2014	05/08/2014	400,000,000	400,000,000
Bank of Montreal(d)	0.257%	04/22/2014	09/15/2014	325,000,000	325,000,000
Bank of Nova Scotia(a)	0.200%	07/03/2014	07/03/2014	250,000,000	250,000,000
Bank of Nova Scotia(a)	0.200%	07/14/2014	07/14/2014	350,000,000	350,000,000
Bank of Nova Scotia(d)	0.246%	04/07/2014	09/04/2014	335,000,000	335,000,000
Bank of Nova Scotia(d)	0.224%	04/10/2014	12/10/2014	350,000,000	350,000,000
Bank of Tokyo – Mitsubishi(a)	0.210%	05/15/2014	05/15/2014	140,000,000	140,000,000
Bank of Tokyo – Mitsubishi(a)	0.210%	05/22/2014	05/22/2014	900,000,000	900,000,000
Bank of Tokyo – Mitsubishi(a)	0.210%	07/09/2014	07/09/2014	500,000,000	500,000,000
Bank of Tokyo – Mitsubishi(a)	0.210%	07/14/2014	07/14/2014	350,000,000	350,000,000
Barclays Bank(d)	0.433%	04/30/2014	05/30/2014	200,000,000	200,000,000
Barclays Bank(d)	0.374%	04/09/2014	09/09/2014	500,000,000	500,000,000
Barclays Bank(d)	0.374%	04/08/2014	10/03/2014	685,000,000	685,000,000
BNP Paribas(a)	0.280%	04/08/2014	04/08/2014	197,000,000	197,000,000
Canadian Imperial Bank of Commerce(d)	0.275%	04/07/2014	09/02/2014	195,000,000	195,000,000
Citibank NA(a)	0.210%	08/25/2014	08/25/2014	375,000,000	375,000,000
Credit Agricole Corporate & Investment Bank(a)	0.270%	06/06/2014	06/06/2014	500,000,000	500,000,000
Credit Suisse(a)	0.250%	06/13/2014	06/13/2014	225,000,000	225,000,000
Credit Suisse(d)	0.266%	04/14/2014	06/13/2014	235,000,000	235,000,000
Credit Suisse(a)	0.250%	06/27/2014	06/27/2014	287,000,000	287,000,000
Deutsche Bank AG(a)	0.250%	05/30/2014	05/30/2014	359,000,000	359,000,000
Deutsche Bank AG(a)	0.300%	08/22/2014	08/22/2014	750,000,000	750,000,000
Deutsche Bank AG(a)	0.300%	08/22/2014	08/22/2014	75,000,000	75,000,000
DnB Bank ASA(a)	0.190%	05/06/2014	05/06/2014	325,000,000	325,000,000
ING Bank NV(a)	0.240%	04/01/2014	04/01/2014	350,000,000	350,000,000
ING Bank NV(a)	0.250%	05/05/2014	05/05/2014	140,000,000	140,000,000
ING Bank NV(a)	0.250%	05/06/2014	05/06/2014	95,000,000	95,000,000
ING Bank NV(a)	0.250%	05/20/2014	05/20/2014	400,000,000	400,000,000

State Street Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
CERTIFICATES OF DEPOSIT – (continued)
ING Bank NV(a)	0.250%	05/27/2014	05/27/2014	$400,000,000	$400,000,000
Rabobank Nederland NV(d)	0.246%	06/02/2014	06/02/2014	500,000,000	500,000,000
Rabobank Nederland NV(d)	0.250%	04/07/2014	07/07/2014	400,000,000	400,000,000
Rabobank Nederland NV(a)	0.210%	09/11/2014	09/11/2014	350,000,000	350,000,000
Rabobank Nederland NV(d)	0.244%	04/03/2014	10/03/2014	300,000,000	300,000,000
Rabobank Nederland NV(d)	0.244%	05/07/2014	11/07/2014	270,000,000	270,000,000
Royal Bank of Canada(d)	0.274%	04/09/2014	04/09/2014	185,000,000	185,000,000
Royal Bank of Canada(a)	0.275%	04/16/2014	04/16/2014	105,400,000	105,400,000
Skandinaviska Enskilda Banken AB(a)	0.190%	06/03/2014	06/03/2014	200,000,000	200,000,000
Skandinaviska Enskilda Banken AB(d)	0.255%	04/03/2014	10/03/2014	385,000,000	385,000,000
Societe Generale(a)	0.260%	06/06/2014	06/06/2014	500,000,000	500,000,000
Societe Generale(a)	0.230%	07/31/2014	07/31/2014	500,000,000	500,000,000
Sumitomo Mitsui Banking Corp.(a)	0.220%	04/25/2014	04/25/2014	500,000,000	500,000,000
Sumitomo Mitsui Banking Corp.(a)	0.220%	05/21/2014	05/21/2014	300,000,000	300,000,000
Sumitomo Mitsui Banking Corp.(a)	0.220%	05/22/2014	05/22/2014	200,000,000	200,000,000
Sumitomo Mitsui Banking Corp.(a)	0.220%	05/27/2014	05/27/2014	150,000,000	150,000,000
Svenska Handelsbanken AB(a)	0.175%	04/02/2014	04/02/2014	200,000,000	200,000,028
Svenska Handelsbanken AB(a)	0.180%	04/02/2014	04/02/2014	135,000,000	135,000,000
Svenska Handelsbanken AB(a)	0.190%	04/04/2014	04/04/2014	96,000,000	96,000,038
Svenska Handelsbanken AB(a)	0.180%	06/05/2014	06/05/2014	500,000,000	500,004,511
Swedbank AB(d)	0.257%	04/07/2014	08/06/2014	278,000,000	278,000,000
Toronto Dominion Bank(a)	0.150%	04/01/2014	04/01/2014	383,000,000	383,000,000
Toronto Dominion Bank(a)	0.150%	04/02/2014	04/02/2014	350,000,000	350,000,000
UBS AG(a)	0.260%	05/05/2014	05/05/2014	300,000,000	300,000,000
UBS AG(a)	0.220%	07/31/2014	07/31/2014	100,000,000	100,000,000
UBS AG(a)	0.220%	07/31/2014	07/31/2014	200,000,000	200,000,000
Wells Fargo Bank NA(d)	0.225%	04/14/2014	03/12/2015	225,000,000	225,000,000
Westpac Banking Corp.(d)	0.227%	04/07/2014	01/06/2015	250,000,000	249,990,028
Westpac Banking Corp.(d)	0.225%	04/16/2014	01/16/2015	155,000,000	155,000,000

TOTAL CERTIFICATES OF DEPOSIT					18,810,394,605

OTHER NOTES – 6.3%
Bank of America NA(a)	0.210%	05/02/2014	05/02/2014	260,000,000	260,000,000
Bank of America NA(a)	0.210%	05/08/2014	05/08/2014	300,000,000	300,000,000
Bank of America NA(a)	0.210%	05/13/2014	05/13/2014	600,000,000	600,000,000
JPMorgan Chase Bank NA(d)	0.354%	06/09/2014	04/07/2015	260,000,000	260,000,000
JPMorgan Chase Bank NA(d)	0.317%	04/22/2014	04/22/2015	175,000,000	175,000,000
Natixis(a)	0.050%	04/01/2014	04/01/2014	250,000,000	250,000,000
Royal Bank of Canada(c)(d)	0.290%	04/07/2014	04/07/2015	155,000,000	155,000,000
Svenska Handelsbanken AB(c)(d)	0.284%	04/28/2014	09/26/2014	180,000,000	180,000,000
Wells Fargo Bank NA(d)	0.285%	06/10/2014	04/10/2015	155,000,000	155,000,000

State Street Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
OTHER NOTES – (continued)
Wells Fargo Bank NA(d)	0.327%	04/22/2014	04/20/2015	$227,000,000	$227,000,000

TOTAL OTHER NOTES					2,562,000,000

					Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 7.5%
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 03/26/2014 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% – 5.500% due 12/01/2035 – 08/01/2043, and Federal National Mortgage Associations, 3.000% – 5.000% due 12/01/2028 – 12/01/2043, valued at $204,000,000); expected proceeds $200,002,333	0.060%	04/02/2014	04/02/2014	200,000,000	200,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 03/28/14 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 7.500% due 08/01/2017 – 03/01/2044, Federal National Mortgage Associations, 2.000% – 7.000% due 03/01/2015 – 07/01/2047, and Government National Mortgage Associations, 0.875% – 5.500% due 09/20/2017 – 02/20/2044, valued at $255,000,001); expected proceeds $250,002,431	0.050%	04/04/2014	04/04/2014	250,000,000	250,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/28/2014 (collateralized by Government National Mortgage Associations, 3.500% due 12/20/2042 – 01/20/2043, valued at $510,000,001); expected proceeds $500,005,833	0.060%	04/04/2014	04/04/2014	500,000,000	500,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/25/2014 (collateralized by a Federal Home Loan Mortgage Corporation, 3.500% due 02/01/2034, and Federal National Mortgage Associations, 3.500% – 5.000% due 05/01/2020 – 10/01/2042, valued at $306,000,001); expected proceeds $300,002,917	0.050%	04/01/2014	04/01/2014	300,000,000	300,000,000

State Street Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/26/2014 (collateralized by a Federal Home Loan Mortgage Corporation, 4.000% due 03/01/2043, and a Federal National Mortgage Association, 3.500% due 09/01/2026, valued at $204,000,001); expected proceeds $200,001,944	0.050%	04/02/2014	04/02/2014	$200,000,000	$200,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/27/2014 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% – 5.000% due 01/01/2034 – 06/01/2042, and Federal National Mortgage Associations, 2.500% – 4.500% due 10/01/2027 – 09/01/2043, valued at $459,000,000); expected proceeds $450,004,375	0.050%	04/03/2014	04/03/2014	450,000,000	450,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/28/2014 (collateralized by Federal National Mortgage Associations, 3.500% – 5.000% due 12/01/2026 – 07/01/2037, valued at $204,000,000); expected proceeds $200,001,944	0.050%	04/04/2014	04/04/2014	200,000,000	200,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by Federal Home Loan Mortgage Corporations, 3.500% – 4.500% due 05/01/2040 – 02/01/2044, and Federal National Mortgage Associations, 2.500% – 4.500% due 02/01/2020 – 04/01/2044, valued at $668,100,000); expected proceeds $655,007,642	0.060%	04/07/2014	04/07/2014	655,000,000	655,000,000
Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/25/2014 (collateralized by Federal National Mortgage Associations, 3.000% – 4.000% due 01/01/2027 – 09/01/2043, a Government National Mortgage Association, 2.500% due 03/20/2042, and a U.S. Treasury Strip, 4.250% due 08/15/2015, valued at $300,900,104); expected proceeds $295,004,015	0.070%	04/01/2014	04/01/2014	295,000,000	295,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					3,050,000,000

State Street Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – 15.9%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/27/2014 (collateralized by U.S. Treasury Strips, 0.625% – 2.125% due 11/15/2016 – 01/31/2021, valued at $127,500,074); expected proceeds $125,000,972	0.040%	04/03/2014	04/03/2014	$125,000,000	$125,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/25/2014 (collateralized by a U.S. Treasury Strip, 2.875% due 05/15/2043, valued at $127,500,058); expected proceeds $125,001,458	0.060%	04/01/2014	04/01/2014	125,000,000	125,000,000
Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 03/31/2014 (collateralized by a U.S. Treasury Strip, 2.375% due 05/31/2018, valued at $5,800,008,077); expected proceeds $5,800,008,056	0.050%	04/01/2014	04/01/2014	5,800,000,000	5,800,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/27/2014 (collateralized by U.S. Treasury Bonds, 3.125% – 9.875% due 11/15/2015 – 02/15/2043, U.S. Treasury Notes, 0.125% – 4.875% due 04/30/2014 – 11/15/2022, and U.S. Treasury Strips, 0.000% – 11.250% due 05/15/2014 – 08/15/2023, valued at $408,000,120); expected proceeds $400,003,111	0.040%	04/03/2014	04/03/2014	400,000,000	400,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					6,450,000,000

OTHER REPURCHASE AGREEMENTS – 2.2%
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/12/2014 (collateralized by various Common Stocks, Corporate Bonds, 3.500% – 9.000% due 04/15/2017 – 05/30/2049 and U.S. Treasury Strips, 1.000% – 2.000% due 05/15/2014 – 07/31/2020 valued at $130,280,337); expected proceeds $125,193,750	0.620%	04/01/2014	06/10/2014	125,000,000	125,000,000

State Street Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
OTHER REPURCHASE AGREEMENTS – (continued)
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 03/27/2014 (collateralized by various Corporate Bonds, 0.374% – 8.500% due 05/01/2014 – 12/29/2099 and a U.S. Treasury Strip, 1.500% due 03/31/2019 valued at $165,728,243); expected proceeds $155,240,250	0.620%	04/01/2014	06/25/2014	$155,000,000	$155,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 03/25/2014 (collateralized by various Common Stocks valued at $216,019,558); expected proceeds $200,067,556	0.320%	04/01/2014	05/02/2014	200,000,000	200,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 03/14/2014 (collateralized by various Corporate Bonds, 0.686% – 10.250% due 05/15/2014 – 06/01/2067 valued at $345,551,000); expected proceeds $320,377,627	0.357%	04/11/2014	07/11/2014	320,000,000	320,000,000
Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 03/06/2014 (collateralized by various Common Stock, Corporate Bonds, 0.303% – 9.250% due 11/15/2014 – 12/29/2099 valued at $92,532,043); expected proceeds $85,021,911	0.290%	04/01/2014	04/07/2014	85,000,000	85,000,000

TOTAL OTHER REPURCHASE AGREEMENTS					885,000,000

TOTAL INVESTMENTS(e)(f)† – 97.8%					39,780,566,121
Other Assets in Excess of Liabilities – 2.2%					895,600,926

NET ASSETS – 100.0%					$40,676,167,047

(a)	Rate represents annualized yield at date of purchase

(b)

Rule 144A, Section 4(2) or other security, which is restricted to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $4,216,339,053 or 10.37% of net assets as of March 31, 2014.

(c)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $2,874,390,129 or 7.07% of net assets as of March 31, 2014.

(d)	Variable Rate Security – Interest rate shown is rate in effect as of March 31, 2014

(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures

(f)	Also represents the cost for federal tax purposes

State Street Money Market Portfolio

Portfolio of Investments — (continued)

March 31, 2014 (Unaudited)

†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2014, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs	39,780,566,121
Level 3 – Significant Unobservable Inputs	–

Total Investments	$39,780,566,121

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the three months ended March 31, 2014, there were no transfers between levels.

Item 2.	Controls and Procedures

(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

(a) Exhibit 99.302 Cert.—Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Allianz Funds

By	/s/ Julian Sluyters
Julian Sluyters Trustee, President & Chief Executive Officer

Date: May 30, 2014

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer

Date: May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Julian Sluyters
Julian Sluyters Trustee, President & Chief Executive Officer

Date: May 30, 2014

By	/s/ Lawrence G. Altadonna
Lawrence G. Altadonna Treasurer, Principal Financial & Accounting Officer

Date: May 30, 2014